Borrowings - Summary of Security Details (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Secured borrowings		₨ 487,027	$ 6,659	₨ 480,476
Project buyer' credit from banks [member] | Other secured project [member]
Disclosure of detailed information about borrowings [line items]
Security details description		Other secured project buyers’ credit
Working capital loans [member] | Vedanta Limited [member]
Disclosure of detailed information about borrowings [line items]
Security details description		First pari passu charge on current assets of Vedanta Limited
Secured borrowings		₨ 6,500	89	34
Working capital loans [member] | TSPL [member]
Disclosure of detailed information about borrowings [line items]
Security details description	[1]	Secured by second pari passu charge on fixed assets of TSPL and first pari passu charge on current assets of the company, both present and future
Secured borrowings		₨ 490	7	2,478
Working capital loans [member] | Other secured working capital loans [member]
Disclosure of detailed information about borrowings [line items]
Security details description		Other secured working capital loans
Secured borrowings				3,740
External commercial borrowings [member] | BALCO Korba [member]
Disclosure of detailed information about borrowings [line items]
Security details description		The facility is secured by first pari passu charge on all movable property, plant and equipments related to power plants and aluminium smelters of BALCO located at Korba both present and future along with secured lenders
Secured borrowings		₨ 2,188	30	3,351
External commercial borrowings [member] | BALCO [member]
Disclosure of detailed information about borrowings [line items]
Security details description		The facility is secured by first pari passu charge on all movable project assets related to 1200 MW power project and 3.25 LTPA smelter project both present and future along with secured lenders at BALCO
Secured borrowings		₨ 1,686	23	2,762
Non-convertible debentures [member] | TSPL [member]
Disclosure of detailed information about borrowings [line items]
Security details description		Secured by first pari passu charge on movable and/or immovable fixed assets of TSPL with a minimum asset cover of 1 time during the tenure of NCD
Secured borrowings		₨ 20,000	273	26,497
Non-convertible debentures [member] | Lanjigarh 2 [member]
Disclosure of detailed information about borrowings [line items]
Security details description		Secured by the whole of the movable fixed assets of (i) Alumina Refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Odisha and (ii) Aluminium Smelter having output of 1.6 MTPA along with 1215 (9*135) MW CPP at Jharsuguda, Odisha
Secured borrowings		₨ 54,095	740	49,139
Non-convertible debentures [member] | FACOR Existing assets [member]
Disclosure of detailed information about borrowings [line items]
Security details description		Secured by way of charge against all existing assets of FACOR
Secured borrowings		₨ 1,670	23	0
Non-convertible debentures [member] | Lanjigarh1 [member]
Disclosure of detailed information about borrowings [line items]
Security details description		Secured by way of first ranking pari passu charge on movable fixed assets in relation to the Lanjigarh Refinery Expansion Project (having capacity beyond 2 MTPA and upto 6 MTPA) situated at Lanjigarh, Odisha. The Lanjigarh Refinery Expansion Project shall specifically exclude the 1 MTPA alumina refinery of Vedanta Limited along with 90 MW power plant in Lanjigarh and all its related capacity expansions
Secured borrowings		₨ 5,000	68	11,000
Non-convertible debentures [member] | Jharsuguda Power Plant [member]
Disclosure of detailed information about borrowings [line items]
Security details description		Secured by a first pari passu charge on the whole of the present and future of the movable fixed assets of 2400 MW (600 MW*4) Power Plant of Vedanta Limited at Jharsuguda location
Secured borrowings		₨ 40,000	547	39,988
Non-convertible debentures [member] | Jharsuguda Power Plant 1 [member]
Disclosure of detailed information about borrowings [line items]
Security details description		Secured by way of first pari passu charge on all present and future of the movable fixed assets of 2400 MW (600 MW*4) Power Plant of Vedanta Limited at Jharsuguda location, as may be identified and notified by the Issuer to the Security Trustee from time to time, with minimum asset coverage of 1 time of the aggregate face value of debentures outstanding at any point of time
Secured borrowings		₨ 10,000	137	10,000
Non-convertible debentures [member] | Other secured non convertible debentures [member]
Disclosure of detailed information about borrowings [line items]
Security details description		Other secured non-convertible debentures
Secured borrowings				27,250
Term Loans [member] | BALCO2 [member]
Disclosure of detailed information about borrowings [line items]
Security details description		Secured by first pari passu charge on all present and future movable fixed assets including but not limited to plant & machinery, spares, tools and accessories of BALCO (excluding coal block assets) by way of a deed of hypothecation
Secured borrowings		₨ 14,466	198	16,150
Term Loans [member] | TSPL [member]
Disclosure of detailed information about borrowings [line items]
Security details description	[1]	Secured by first pari passu charge on fixed assets of TSPL and second pari passu charge on current assets of TSPL, both present and future
Secured borrowings		₨ 51,400	702	31,903
Term Loans [member] | BALCO [member]
Disclosure of detailed information about borrowings [line items]
Security details description		The facility is secured by first pari passu charge on all movable property, plant and equipments related to power plants and aluminium smelters of BALCO located at Korba both present and future along with secured lenders
Secured borrowings		₨ 1,471	20	2,235
Term Loans [member] | Aluminium Division [member]
Disclosure of detailed information about borrowings [line items]
Security details description		First pari passu charge by way of hypothecation/ equitable mortgage on the movable/ immovable assets of the Aluminium division of Vedanta Limited comprising of alumina refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Odisha; aluminium smelter having output of 1.6 MTPA along with 1215 (9x135) MW CPP at Jharsuguda, Odisha, both present and future
Secured borrowings		₨ 18,834	257	33,842
Term Loans [member] | Refinery expansion Project [member]
Disclosure of detailed information about borrowings [line items]
Security details description		Secured by a pari passu charge by way of hypothecation of all the movable fixed assets of Vedanta Limited pertaining to its Aluminium division project consisting of (i) alumina refinery having output of 1 MTPA (Refinery) along with co-generation captive power plant with aggregate capacity of 90 MW at Lanjigarh, Odisha (Power Plant); and (ii) aluminium smelter having output of 1.6 MTPA along with 1215 (9x135) MW CPP at Jharsuguda, Odisha (Smelter) (the Refinery, Power Plant and Smelter). Also, a first pari passu charge by way of equitable mortgage on the land pertaining to the mentioned project of aluminium division
Secured borrowings		₨ 21,935	300	28,851
Term Loans [member] | Lanjigarh Expansion Project [member]
Disclosure of detailed information about borrowings [line items]
Security details description		Secured by a pari passu charge by way of hypothecation on the movable fixed assets of the Lanjigarh Refinery Expansion Project including 210 MW Power Project. Lanjigarh Refinery Expansion Project shall specifically exclude 1 MTPA alumina refinery of Vedanta Limited along with 90 MW power plant in Lanjigarh and all its related expansions
Secured borrowings		₨ 4,357	60	4,582
Term Loans [member] | Aluminium Division of Vedanta Limited 1 [member]
Disclosure of detailed information about borrowings [line items]
Security details description		Secured by a pari-passu charge by way of hypothecation on the movable fixed assets of Vedanta Limited pertaining to its Aluminium division comprising of 1 MTPA alumina refinery plant with 90 MW captive power plant at Lanjigarh, Odisha and 1.6 MTPA aluminium smelter plant with 1215 MW captive power plant at Jharsuguda, Odisha
Secured borrowings		₨ 12,270	168	13,785
Term Loans [member] | Aluminium Division of Vedanta Limited 2 [member]
Disclosure of detailed information about borrowings [line items]
Security details description		First pari passu charge by way of hypothecation/ equitable mortgage on the movable/ immovable assets of the Aluminium division of Vedanta Limited comprising of alumina refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Odisha; aluminium smelter having output of 1.6 MTPA along with 1215 (9x135) MW CPP at Jharsuguda, Odisha and additional charge on Lanjigarh Expansion project, both present and future
Secured borrowings		₨ 10,922	149	11,370
Term Loans [member] | Aluminium Division of Vedanta Limited3 [member]
Disclosure of detailed information about borrowings [line items]
Security details description		Secured by a pari passu charge by way of hypothecation/equitable mortgage of the movable/immovable fixed assets of Vedanta Limited pertaining to its Aluminium division comprising of 1 MTPA alumina refinery plant with 90 MW captive power plant at Lanjigarh, Odisha and 1.6 MTPA aluminium smelter plant with 1215 MW captive power plant at Jharsuguda, Odisha
Secured borrowings		₨ 28,015	383	29,849
Term Loans [member] | Cairn Energy Hydrocarbons Limited [member]
Disclosure of detailed information about borrowings [line items]
Security details description		Secured by (i) floating charge on borrower collection account and associated permitted investments and (ii) corporate guarantee from CEHL and floating charge on collection account and current assets of CEHL
Secured borrowings		₨ 28,100	384	36,919
Term Loans [member] | THL Zinc Namibia Holdings (Proprietary) Limited [member]
Disclosure of detailed information about borrowings [line items]
Security details description		Pledge of 49% of shares & other securities and rights to any claims held by THL Zinc Limited in and against BMM
Secured borrowings		₨ 2,198	30	4,044
Term Loans [member] | Secured By Paripassu Charge On All Future And Movable Assets Of Balco Including MachnerySpares And Tools By Way Of Hypothecation [Member]
Disclosure of detailed information about borrowings [line items]
Security details description		Secured by first pari passu charge on all present and future movable fixed assets including but not limited to plant & machinery, spares, tools and accessories of BALCO by way of a deed of hypothecation
Secured borrowings		₨ 10,530	144	12,925
Term Loans [member] | Secured By Paripassu Charge On The Movable Assets Lanjigarh Expansion Refinery Project Beyond One Point Sevent Mtpa Uptil Six Mtpa [Member]
Disclosure of detailed information about borrowings [line items]
Security details description		Secured by first pari passu charge by way of hypothecation over all the movable assets (save and except Current Assets) of Vedanta Limited, present or future, pertaining to Lanjigarh refinery expansion project beyond 1.7 MTPA to 6.0 MTPA located at Lanjigarh, Odisha including but not limited to plant and machinery, machinery spares, tools and accessories in relation to aforementioned expansion project. Among others, the Lanjigarh Refinery Expansion Project shall specifically exclude the alumina refinery upto 1.7 MTPA of Vedanta Limited along with 90 MW power plant in Lanjigarh and all its related expansions
Secured borrowings		₨ 6,860	94	7,360
Term Loans [member] | Secured by a First Pari Passu Charge on the Identified Fixed Assets of the Vedanta Limited Including Dividends Receivable from Hindustan Zinc Limited [member]
Disclosure of detailed information about borrowings [line items]
Security details description		Secured by a first pari passu charge on the identified fixed assets of the Vedanta Limited both present and future, pertaining to its Aluminium business (Jharsuguda Plant, Lanjigarh Plant), 2400 MW power plant assets at Jharsuguda, Copper Plant assets at Silvasa, Iron ore business in the states of Karnataka and Goa, dividends receivable from Hindustan Zinc Limited (“HZL”) a subsidiary of Vedanta Limited, and the debt service reserve account to be opened for the facility along with the amount lying to the credit thereof (Refer Note 37(f))
Secured borrowings		₨ 85,380	1,167		$ 0
Term Loans [member] | Secured By Movable Assets Of Aluminium Refinery Aggregate Capacity Of Ninety Megawatts Along With One Thousand Two Hundred And Fifteen Megawatt CPP Vedanta Limited Jharsaguda Orissa [Member]
Disclosure of detailed information about borrowings [line items]
Security details description		Secured by first pari passu charge by the way of whole of the movable fixed assets of (i) Alumina Refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 90MW at Lanjigarh, Odisha and (ii) Aluminium Smelter having output of 1.6 MTPA along with a 1,215 (9*135) MW CPP at Jharsuguda, Odisha
Secured borrowings		₨ 11,478	157	14,874
Term Loans [member] | Other Secured Term Loans [Member]
Disclosure of detailed information about borrowings [line items]
Security details description		Other secured term loans
Secured borrowings				15,414
Term Loans [member] | First Ranking Pari Passu Charge By Way Of Hypothecationmortgage On All Fixed Immovable Assets Of Electrosteel Steels Limited But Excluding Any Current Assets Or Pledge Over Any Shares [Member]
Disclosure of detailed information about borrowings [line items]
Security details description		First ranking pari passu charge by way of hypothecation/mortgage on all fixed/ immovable assets of ESL Steel Limited but excluding any current assets or pledge over any shares
Secured borrowings		₨ 31,341	429	33,725
Other Banks And Financial Institutions [member] | AvanStrate Inc. [member]
Disclosure of detailed information about borrowings [line items]
Security details description		Secured by Fixed asset (rare metals) of AvanStrate
Secured borrowings		₨ 5,361	73	5,657
Other Banks And Financial Institutions [member] | Hypothecation Of Raw Materials Finished Goods And Semifinished Goods Of Vedanta Limited [Member]
Disclosure of detailed information about borrowings [line items]
Security details description		First charge by way of hypothecation on the entire stocks of raw materials, semi-finished and finished goods, consumable stores and spares and such other movables including book-debts, bills whether documentary or clean, outstanding monies, receivables and all other current assets of Vedanta Limited, both present and future, ranking pari passu with other participating banks
Secured borrowings		₨ 480	$ 7	₨ 752

[1]	As compared to previous year, TSPL has given an additional charge i.e., second pari passu charge on its current assets on all the working capital loan and second pari passu charge on its fixed assets on rupee term loans outstanding as on March 31, 2021.